Investment Risks	Jan. 27, 2025
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as a "non-diversified" mutual fund, which means it may hold fewer portfolio securities than a diversified fund, because it is permitted to invest a greater percentage of its assets in a smaller number of issuers. Holding securities of fewer issuers may cause the Fund's investment returns to be more volatile than more diversified funds, because it increases the risk that the value of the Fund could go down because of a single event or the poor performance of a single issuer.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.
MARSICO FOCUS FUND | MARSICO FOCUS FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Unforeseen Global Events: Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other tragedies, catastrophes, and events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the pandemic related to COVID-19 negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Unforeseen Global Events: Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other tragedies, catastrophes, and events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the pandemic related to COVID-19 negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.
MARSICO GROWTH FUND | MARSICO GROWTH FUND | Concentrated Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentrated Portfolio Risk. Although the Fund is considered a "diversified" mutual fund under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies not tightly pegged to the U.S. dollar.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Unforeseen Global Events: Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other tragedies, catastrophes, and events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the pandemic related to COVID-19 negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Concentrated Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentrated Portfolio Risk. Although the Fund is considered a "diversified" mutual fund under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
MARSICO MIDCAP GROWTH FOCUS FUND | MARSICO MIDCAP GROWTH FOCUS FUND | Medium-Capitalization and Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Medium-Capitalization and Smaller Company Risk. The Fund's investments in medium-capitalization or mid-cap companies, as well as any investments in small-cap companies, can involve more risk than investments in larger companies because medium-capitalization and smaller companies have potentially greater sensitivity to adverse business or economic conditions. Medium-capitalization and smaller companies may have more limited financial resources, markets or product lines, less access to capital markets, and more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of larger companies, or to decline more significantly during market downturns than the market as a whole.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Unforeseen Global Events: Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other tragedies, catastrophes, and events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the pandemic related to COVID-19 negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.
MARSICO INTERNATIONAL OPPORTUNITIES FUND | MARSICO INTERNATIONAL OPPORTUNITIES FUND | Concentrated Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentrated Portfolio Risk. Although the Fund is considered a "diversified" mutual fund under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Equity Securities, Markets, and Investment Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities, Markets, and Investment Risks Generally. The Fund is subject to the broad risks associated with investing in equity securities markets generally, including, without limitation, the risks that the securities and markets in which the Fund invests may experience volatility and instability, that domestic and global economies and markets may undergo periods of cyclical change and decline, that investors may at times avoid investments in equity securities, and that the investment adviser may select investments for the Fund that do not perform as anticipated.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk. The Fund is subject to investment style risk, which is the risk that returns from growth stocks in which the Fund invests may underperform or be more volatile than other asset classes or the overall stock market.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. While the Fund does not have a principal investment strategy to focus its investments in any particular sector, the Fund from time to time may have significantly more exposure than its benchmark index to one or more sectors that appear to offer more growth potential in current market conditions (for example, in recent years, the information technology sector). The Fund may have little or no exposure to certain other sectors. The Fund may face various risks associated with investing substantially in certain sectors, such as that an individual sector may be more volatile or perform differently than the broader market, and that the stocks of multiple companies within a sector could simultaneously decline in price because of an event that affects the entire sector. Technology and other growth stocks could present additional risks in part because they often have higher price-to-earnings multiples than other stocks because their earnings are growing faster. If growth slows, a higher earnings multiple may compress, potentially resulting in a sharply reduced stock price reflecting both a lower multiple and lower profits. Also, growth stocks at times could be perceived by investors as too expensive.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Investments in foreign securities generally, and emerging markets in particular, involve risks that may differ from or at times exceed the risks of U.S. investments for a variety of reasons such as, without limitation, unstable international, regional, or national political and economic conditions, diplomatic developments such as sanctions, embargoes, trade tariffs, trade limitations or trade wars, less stringent investor protections and disclosure standards, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, sovereign solvency considerations, withholding of taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting, auditing, disclosure, and reporting standards, political or economic factors that may severely limit business activities, legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors, immature economic structures, and less developed and more thinly-traded securities markets.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund's securities and the price of the Fund's shares. Generally, when the value of the U.S. dollar rises relative to another currency of a foreign country, an investment in an issuer whose securities are denominated in that country's currency (or whose business is conducted principally in that country's currency) loses value, because that currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar declines in value relative to a foreign currency, the value of investments denominated in the foreign currency may increase in relative terms. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. The risk that these events could occur may be heightened in emerging markets. The Fund generally purchases or sells foreign currencies when it purchases or sells securities denominated in those currencies, and may make other investments in foreign currencies for hedging purposes, or to serve other investment purposes. Currency markets generally are not as regulated as securities markets.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Risks of Unforeseen Global Events [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks of Unforeseen Global Events: Unexpected local, regional, or global events and their aftermath, such as war; acts of terrorism; financial, political, or social disruptions; natural, environmental, or man-made disasters; the spread of infectious illnesses, pandemics, or other public health issues; recessions and depressions; or other tragedies, catastrophes, and events could have a significant impact on global economic and market conditions and the Fund and its investments. For example, the pandemic related to COVID-19 negatively affected the economies of countries and companies around the world, and significantly disrupted the global securities and commodities markets. Health crises caused by infectious diseases may exacerbate other preexisting political, social, and economic risks. In addition, given the interrelationships among economies and markets throughout the world, an event in one country or region can impact other countries and regions.These and other risks are discussed in more detail later in this Prospectus and in the Fund's Statement of Additional Information.
MARSICO GLOBAL FUND | MARSICO GLOBAL FUND | Concentrated Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentrated Portfolio Risk. Although the Fund is considered a "diversified" mutual fund under applicable law, it may at times still hold a relatively concentrated portfolio that may contain securities of fewer issuers than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could go down because of the poor performance of one or a few investments.